Note 24 - Current allowances and provisions - Deducted From Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts - trade receivables [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year		$ (47,120)	$ (53,676)
Translation differences		(12)	111
Decrease due to sale of subsidiaries	[1]		2
(Additional) / reversal allowances		223	4,297
Used		1,414	2,146
Values at the end of the year		(45,495)	(47,120)
Allowance for other doubtful accounts - other receivables [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year		(3,206)	(3,917)
Translation differences		68	227
Decrease due to sale of subsidiaries	[1]		10
(Additional) / reversal allowances		(346)	379
Used		5	95
Values at the end of the year		(3,479)	(3,206)
Allowance for inventory obsolescence [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year		(245,774)	(263,635)
Translation differences		(405)	1,877
Decrease due to sale of subsidiaries	[1]		405
(Additional) / reversal allowances		(24,901)	(23,296)
Used		48,414	38,875
Values at the end of the year		$ (222,666)	$ (245,774)

[1]	Related to Geneva sale. See note 6 to these Consolidated Financial Statements.